INSTAPRIN ACQUISITION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Business Acquisition [Line Items]
INSTAPRIN ACQUISITION

NOTE 7 – INSTAPRIN ACQUISITION

On March 28, 2022, the Company closed on an asset purchase agreement (APA) of Instaprin Pharmaceuticals, Inc.’s (Instaprin), intangible assets, inclusive of U.S. Patent No. 62/794141, International Publication No. 2020/15460 A1 and WO 2020/150685 A1, and the Instaprin U.S. Trademark No. 86274378, trade secrets and proprietary information, all applications for any of the foregoing, commercial and scientist relationships, and any license or agreements granting rights related to the foregoing.

The purchase price for the Acquired Assets (as defined in the APA) was $3,628,325 plus interest thereon, to be paid to the SEC in satisfaction of the SEC’s judgment against the former CEO, from sales of the product, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied. Additionally, ten percent (10%) of Buyer’s equity was to be delivered at Closing, in proportion to their equity holdings in the Company, to be issued to a Trustee for the former Instaprin Shareholders, along with an additional ten percent (10%) of Buyer’s equity to be issued to the Company’s service providers, pursuant to a stock incentive plan to be adopted.

On the date of the Instaprin acquisition, the Company recorded long-lived intangible assets of $4,844,982, which included the contingent liability of $3,844,982 and 2,000,000 shares of common stock valued at $1,000,000, or $0.50 per share were issued to the trust in connection with the acquisition.

The Company recorded one liability in the transaction, which is a contingent liability to the Securities and Exchange Commission (SEC) in the amount of $3,844,982, inclusive of accrued interest thereon to the date of the acquisition.

There was no purchase price allocation analysis or valuation exercise performed at the time of the asset acquisition. As such the fair value of the three intangible assets acquired (including trade secrets, patents, proprietary methodologies, commercial and scientist relationships, R&D, trademarks, and brand equity,) have not yet been allocated separately valued in the financial statements, nor have useful lives been assigned as those were not determinable at the time those assets were acquired and recorded. The Company plans to complete the asset allocation valuation in the near future.

For the three and six months ended June 30, 2024 and June 30, 2023, $19,845 and $38,258, and $19,845 and $38,258, respectively, was added to the intangible asset and accrued interest payable. As of June 30, 2024, intangible assets (net) were $5,009,265.

NOTE 7 – INSTAPRIN ACQUISITION

On March 28, 2022, the Company closed on an asset purchase agreement (APA) of Instaprin Pharmaceuticals, Inc.’s (Instaprin), intangible assets, inclusive of U.S. Patent No. 62/794141, International Publication No. 2020/15460 A1 and WO 2020/150685 A1, and the Instaprin U.S. Trademark No. 86274378, trade secrets and proprietary information, all applications for any of the foregoing, commercial and scientist relationships, and any license or agreements granting rights related to the foregoing.

The purchase price for the Acquired Assets (as defined in the APA) was $3,628,325 plus interest thereon, to be paid to the SEC in satisfaction of the SEC’s judgment against the former CEO, from sales of the product, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied. Additionally, ten percent (10%) of Buyer’s equity was to be delivered at Closing, in proportion to their equity holdings in the Company, to be issued to a Trustee for the former Instaprin Shareholders, along with an additional ten percent (10%) of Buyer’s equity to be issued to the Company’s service providers, pursuant to a stock incentive plan to be adopted.

On the date of the Instaprin acquisition, the Company recorded long-lived intangible assets of $4,844,982, based on the fair value of the consideration transferred, which included the contingent liability of $3,844,982 and 2,000,000 shares of common stock valued at $1,000,000, or $0.50 per share were issued to the trust in connection with the acquisition.

The Company recorded one liability in the transaction, which is a contingent liability to the Securities and Exchange Commission (SEC) in the amount of $3,844,982, inclusive of accrued interest thereon to the date of the acquisition.

There was no purchase price allocation analysis or valuation exercise performed at the time of the asset acquisition.  As such the fair value of the three intangible assets acquired (including trade secrets, patents, proprietary methodologies, commercial and scientist relationships, R&D, trademarks, and brand equity,) have not yet been allocated separately valued in the financial statements, nor have useful lives been assigned as those were not determinable at the time those assets were acquired and recorded. The Company plans to complete the asset allocation valuation in the near future.